COMMITMENTS - Schedule of payments (Details) - USD ($)	Jun. 11, 2022	Jun. 11, 2021	Jun. 11, 2020	Jun. 11, 2019	Jun. 11, 2018	Jun. 11, 2017	Jun. 11, 2016
Business Combinations [Abstract]
Payment amount for Klondike Project	$ 45,000	$ 40,000	$ 35,000	$ 30,000	$ 25,000	$ 20,000	$ 15,000